Other operating income and expenses	3 Months Ended
Mar. 31, 2022
Other operating income and expenses [Abstract]
Other operating income and expenses
Note 20.- Other operating income and expenses
The table below shows the detail of Other operating income and expenses for the three-month periods ended March 31, 2022, and 2021:

Other operating income	For the three-month period ended March 31,
	2022	2021
	($ in thousands)
Grants (Note 16)	14,933	14,813
Insurance proceeds and other	4,440	7,808
Total	19,373	22,621

Other operating expenses	For the three-month period ended March 31,
	2022	2021
	($ in thousands)
Raw materials and consumables used	(5,010)	(23,492)
Leases and fees	(2,866)	(988)
Operation and maintenance	(36,317)	(38,026)
Independent professional services	(8,561)	(8,158)
Supplies	(15,061)	(7,059)
Insurance	(11,666)	(10,731)
Levies and duties	(4,672)	(9,666)
Other expenses	(3,780)	(6,024)
Total	(87,933)	(104,146)

The decrease in Other operating expenses in 2022 is primarily due to a specific non-recurrent solar project of Rioglass which ended in October 2021, which mainly explains the decrease in Raw materials and consumables used in 2022.